Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Accounts Receivable for Services	Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below:

	December 31,
(Thousands of dollars)	2022	2021
Accounts receivable for Centuri services	$18,067	$15,166

Schedule of Revenues by Geographic Area
The following table presents the amount of revenues by geographic area:

	December 31,
(Thousands of dollars)	2022	2021	2020
Revenues (a)
United States	$4,637,557	$3,411,018	$3,057,041
Canada	322,452	269,433	241,832
Total	$4,960,009	$3,680,451	$3,298,873
(a)Revenues are attributed to countries based on the location of customers.

Schedule of Segment Reporting Information	The financial information pertaining to each segment as of and for the three years ended December 31, 2022, 2021, and 2020 are as follows:

	Year Ended December 31, 2022
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Pipeline and Storage	Other	Total
Revenues from external customers	$1,935,069	$2,625,669	$264,613	$—	$4,825,351
Intersegment sales	—	134,658	—	—	134,658
Total	$1,935,069	$2,760,327	$264,613	$—	$4,960,009
Interest income	$16,183	$—	$—	$—	$16,183
Interest expense	$115,880	$61,371	$18,185	$47,314	$242,750
Depreciation and amortization	$263,043	$155,353	$52,059	$—	$470,455
Income tax expense (benefit)	$30,541	$5,727	$(89,668)	$(22,253)	$(75,653)
Segment net income (loss)	$154,380	$2,065	$(283,733)	$(76,002)	$(203,290)
Segment assets*	$8,803,681	$2,642,272	$1,743,349	$7,312	$13,196,614
Capital expenditures	$683,131	$130,166	$46,124	$—	$859,421
*The segment assets of the Pipeline and Storage segment represented by MountainWest have been reclassified, as of December 31, 2022, as current assets held for sale on the Company’s Consolidated Balance Sheet. See Note 15 - Acquisitions and Dispositions for additional information.

	Year Ended December 31, 2021
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Pipeline and Storage	Other	Total
Revenues from external customers	$1,521,790	$2,056,315	$—	$—	$3,578,105
Intersegment sales	—	102,346	—	—	102,346
Total	$1,521,790	$2,158,661	$—	$—	$3,680,451
Interest income	$5,113	$—	$—	$—	$5,113
Interest expense	$97,560	$20,999	$—	$639	$119,198
Depreciation and amortization	$253,398	$117,643	$—	$—	$371,041
Income tax expense	$29,338	$18,776	$—	$(8,466)	$39,648
Segment net income (loss)	$187,135	$40,420	$—	$(26,776)	$200,779
Segment assets	$7,950,263	$2,579,748	$2,187,582	$47,664	$12,765,257
Capital expenditures	$601,983	$113,643	$—	$—	$715,626

	Year Ended December 31, 2020
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,350,585	$1,813,429	$—	$3,164,014
Intersegment sales	—	134,859	—	134,859
Total	$1,350,585	$1,948,288	$—	$3,298,873
Interest income	$4,015	$—	$—	$4,015
Interest expense	$101,148	$9,269	$1,060	$111,477
Depreciation and amortization	$235,295	$96,732	$—	$332,027
Income tax expense	$35,755	$31,128	$(1,130)	$65,753
Segment net income (loss)	$159,118	$74,862	$(1,656)	$232,324
Segment assets	$7,256,636	$1,475,237	$3,980	$8,735,853
Capital expenditures	$692,216	$132,889	$—	$825,105